UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549
Expires: March 31, 2012

Estimated average burden
hours per response....... 2

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.  Please print or type.

1. Name and address of issuer:
AllianceBernstein Institutional Funds, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class of
securities for which this Form is filed
(If the Form is being filed for allseries and classes of securities of the issuer, check the box but do not list series or classes): [x]

3. Investment Company Act File Number:
811-08403

Securities Act File Number:  333-37177

4(a). Last day of fiscal year for which
this Form is filed:  October 31, 2011


4(b). [__] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c). [__] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
(i) Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24(f):
$146,463,908

(ii) Aggregate price of securities redeemed
or repurchased during the fiscal year:
$297,665,172

(iii) Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce registration
fees payable to the Commission:
$195,595,277

(iv) Total available redemption credits
[add Item 5(ii) and 5(iii)]:
$493,260,449

(v) Net sales - If Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:
$0

(vi) Redemption credits available for use
in future years - if Item 5(i) is less than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$(346,796,541)

(vii) Multiplier for determining registration
fee (See Instruction C.9):
x
$0.00011460

(viii) Registration fee due [multiply Item
5(v) by Item 5(vii)] (enter 'O' if no fee is
due):
=
$0

6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
N/A.

7. Interest due - if this Form is being filed
more than 90 days after the end of the issuer's
fiscal year (see Instruction D):
+
$0

8. Total of the amount of the registration fee
due plus any interest due [line 5(viii) plus
line 7]:
=
$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:
[  ]
Wire Transfer
[  ]
Mail or other means

SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title.)*
   /s/ Phyllis J. Clarke

Phyllis J. Clarke
Controller

Date: January 24, 2012













*Please print the name and title of the signing officer below the signature.